Earnigns per share	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Earnings per share
17. Earnings per share:
The Company calculates basic and diluted earnings per share as follows:

	For the years ended December 31,
	2012			2013			2014
	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net income/(loss) attributable to DryShips Inc.	$ (246,778)	$ -	$ -	$ (223,093)	$ -	$ -	$ (47,512)	$ -	$ -
-Less: Non vested common stock dividends declared and undistributed earnings	-	-	-	(56)	-	-	(697)	-	-
Basic EPS
Income/ (loss) available to common stockholders	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)	$ (48,209)	456,031,628	$ (0.11)
Dilutive effect of securities
Diluted EPS
Income/ (loss) available to common stockholders	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)	$ (48,209)	456,031,628	$ (0.11)

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share. Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the years ended December 31, 2012, 2013 and 2014, due to the losses in 2012, 2013 and 2014, respectively.

The warrants were not included in the computation of diluted earnings per share because the effect is anti-dilutive for the years ended December 31, 2012, 2013 and 2014, since they are out-of-the-money.